Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Exchange Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI	CPI
Interest payable	1.76%	1.70%
Expiration date	2036	2031
Amount of linked principal	$ 107,598	$ 240,462
Fair value	$ 7,369	$ (7,371)
Interest exchange contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Index receivable		CPI
Interest payable		1.76%
Expiration date		2036
Amount of linked principal		$ 109,087
Fair value		$ (3,643)